As filed with the Securities and Exchange Commission on January 23, 2012

1933 Act File No. 33-20673

1940 Act File No. 811-5514

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 101	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 102	☒

MTB GROUP OF FUNDS

(Exact Name of Registrant as Specified in Charter)

100 East Pratt Street, 17th floor

Baltimore, Maryland 21202

(Address of Principal Executive Offices)

1-800-836-2211

(Registrant’s Telephone Number)

With a copy to:

Michael D. Daniels	Alison Fuller, Esq.
MTB Group of Funds	Stradley Ronon Stevens & Young, LLP
100 East Pratt Street, 17th floor	1250 Connecticut Avenue, N.W., Suite 500
Baltimore, Maryland 21202	Washington, DC 20036
(Name and Address of Agent for Service)

Notices should be sent to the Agent for Service

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)(1)(iii)

☐	60 days after filing pursuant to paragraph (a) (i)

☐	on pursuant to paragraph (a) (i)

☐	75 days after filing pursuant to paragraph (a)(ii)

☐	on pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MTB Group of Funds, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York, on the 23rd day of January, 2012.

MTB GROUP OF FUNDS

By:	/s/ Lisa R. Grosswirth
Lisa R. Grosswirth, Secretary
January 23, 2012

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME		TITLE	DATE

By:	/s/ Lisa R. Grosswirth
	Lisa R. Grosswirth	Attorney-in-Fact For the Persons Listed Below	January 23, 2012
SECRETARY

NAME	TITLE

Joseph J. Castiglia*	Chairman of the Board and Trustee

Richard J. Berthy*	Chief Executive Officer
(Principal Executive Officer)

Timothy L. Brenner*	President

Guy Nordahl*	Treasurer
(Principal Financial Officer)

William H. Cowie, Jr.*	Trustee

John S. Cramer*	Trustee

Kenneth G. Thompson*	Trustee

Daniel R. Gernatt, Jr.*	Trustee

Richard B. Seidel*	Trustee

Dr. Marguerite D. Hambleton*	Trustee

Jeffrey Durkee*	Trustee

*	By Power of Attorney

EXHIBIT LIST

Exhibit No.	Description

EX-101.INSC	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase